Related Party Transactions (Details) - Schedule of Advance to a Related Company - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Advance to a Related Company [Abstract]
Advances to a related company	$ 92,000	$ 97,000	$ 108,171